Share-Based Compensation - Summary Of Stock Option, And Share Appreciation Rights (Parenthetical) (Details) - Stock Option And Share Appreciation Rights - Maximum - shares shares in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Common Class A
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation options exercised during the period		0.1
Class B Non Voting Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation options exercised during the period	0.1
Class B Non Voting Shares | Starz Business of Lions Gate Entertainment Corp
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation options exercised during the period		0.1